Cover	12 Months Ended
Dec. 31, 2021 shares
Document Information Line Items
Entity Registrant Name	AVINO SILVER & GOLD MINES LTD.
Entity Central Index Key	0000316888
Document Type	20-F
Amendment Flag	false
Entity Voluntary Filers	No
Current Fiscal Year End Date	--12-31
Entity Well Known Seasoned Issuer	No
Entity Shell Company	false
Entity Emerging Growth Company	false
Entity Current Reporting Status	Yes
Document Period End Date	Dec. 31, 2021
Entity Filer Category	Non-accelerated Filer
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2021
Entity Common Stock Shares Outstanding	102,243,211
Document Registration Statement	false
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false
Entity File Number	001-35254
Entity Incorporation State Country Code	Z4
Entity Address Address Line 1	570 Granville Street
Entity Address Address Line 2	Suite 900 Vancouver
Entity Address City Or Town	British Columbia
Entity Address Postal Zip Code	V6C 3P1
Entity Address Country	CA
Security 12b Title	Common Shares, without Par Value
Trading Symbol	ASM
Security Exchange Name	NYSE
Entity Interactive Data Current	Yes
Document Accounting Standard	International Financial Reporting Standards
Auditor Firm Id	1524
Auditor Name	Manning Elliott LLP
Auditor Location	Vancouver, British Columbia, Canada
Business Contact [Member]
Document Information Line Items
Entity Address Address Line 1	570 Granville Street
Entity Address Address Line 2	Suite 900 Vancouver
Entity Address City Or Town	British Columbia
Entity Address Postal Zip Code	V6C 3P1
Entity Address Country	CA
Contact Personnel Name	David Wolfin
City Area Code	604
Local Phone Number	682-3701
Contact Personnel Email Address	dwolfin@avino.com